Class A Shares of Common Stock Subject to Possible Redemption (Details) - Schedule of Class A Common Stock Subject to Possible Redemption - Class A Common Stock [Member] - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Class A Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds from Initial Public Offering	$ 240,000,000		$ 240,000,000
Less:
Fair value of Public Warrants at issuance	7,582,627		(7,582,627)
Offering costs allocated to Class A common stock subject to possible redemption	20,050,096		(20,050,096)
Plus:
Accretion on Class A common stock subject to possible redemption amount	31,230,313		31,230,313
Class A common stock subject to possible redemption	$ 243,597,590	$ 11,221,524	$ 243,597,590	$ 241,200,000
Less:
Redemptions		(234,830,236)
Accretion of carrying value to redemption value		(2,672,720)
Plus:
Waiver of underwriting fee allocated to Class A Common Stock		$ 5,126,890